Note 10 - Borrowings (Details) - Federal Home Loan Bank Short-term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
FHLB short-term borrowings:
Average balance outstanding	$ 7,682	$ 1,486
Maximum amount outstanding at any month-end during the period	11,500	5,500
Balance outstanding at end of period	$ 7,000	$ 5,500
Average interest rate during the period	0.27%	2.83%
Weighted average interest rate at end of period	0.27%	0.25%